TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Trade payables	11,478	6,833
Accruals and other liabilities	16,932	13,597
Payroll taxes	310	659
Employee related social insurance	383	112
Contingent consideration	413	5,384
Deferred income	187	197

	29,703	26,782